Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements
5. Fair Value Measurements
The carrying amounts of the Company’s financial instruments, including accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities and the current portion of operating lease liabilities approximate their fair value due to the short-term nature of those instruments. The Company elected the fair value option for the second lien loans. The fair value of the Company’s other borrowings approximates their carrying value, or amortized cost, due to the short-term nature of the obligations or the relevant prevailing market rate of interest.
The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	March 31, 2026
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$60,687	$—	$—	$60,687
U.S. Treasury securities	—	25,242	—	25,242
Total assets measured at fair value	$60,687	$25,242	$—	$85,929
Liabilities
Common stock warrants
PIPE Warrants	$—	$—	$65,605	$65,605
NRA Warrants	—	—	28,083	28,083
Second lien loan	—	—	11,346	11,346
Total liabilities measured at fair value	$—	$—	$105,034	$105,034

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$33,320	$—	$—	$33,320
U.S. Treasury securities	—	69,908	—	69,908
Total assets measured at fair value	$33,320	$69,908	$—	$103,228
Liabilities
Common stock warrants
PIPE Warrants	$—	$—	$110,881	$110,881
NRA Warrants	—	—	47,465	47,465
Second lien loan	—	—	10,872	10,872
Total liabilities measured at fair value	$—	$—	$169,218	$169,218
All of the Company’s money market funds and U.S. Treasury securities are highly liquid and actively traded marketable securities that generally transact at a stable $1.00 net asset value representing its estimated fair value.
The Company measures its warrant liabilities (see Note 9) and second lien loans (see Note 7) at fair value based on significant inputs not observable in the market and therefore represent Level 3 inputs.
The valuations of the warrant liabilities and second lien loans use assumptions and estimates the Company believes would be made by a market participant in making the same valuation. Changes in the fair value of these instruments were recognized in other income (expenses) in the Company’s condensed consolidated statements of operations and comprehensive income (loss).
Warrant Liabilities - PIPE Warrants and NRA Warrants
The Company determined the fair value of each of its PIPE Warrants and NRA Warrants using a Monte Carlo simulation model. The key assumptions used to determine the fair value as of March 31, 2026 and December 31, 2025 included a risk-free rate of 3.9% and 3.8%, respectively, and volatility of 55.0% for both periods. Changes in the fair value were recorded under change in fair value of common stock warrants in the condensed consolidated statements of operations and comprehensive income (loss).
Second Lien Loans
The Company determined the fair value of the outstanding second lien loans with a principal amount of $10.0 million using a pay-off-to-maturity method. The key valuation assumptions used to determine the fair value as of March 31, 2026 and December 31, 2025 included an implied discount rate of 26.3% and 23.7%, respectively.
Fair Value Remeasurement
The following table summarizes changes in the estimated fair values of these liabilities (in thousands):

	PIPE Warrants	NRA Warrants	Second Lien Loans
Balance as of December 31, 2025	$110,881	$47,465	$10,872
Fair value remeasurement	(45,276)	(19,382)	474
Balance as of March 31, 2026	$65,605	$28,083	$11,346

	SAFE(1)	Legacy Kodiak Redeemable Convertible Preferred Stock Warrants(1)
Balance as of December 31, 2024	$59,301	$1,619
Issuance during the year	21,660	—
Fair value remeasurement	108,375	115
Balance as of March 31, 2025	$189,336	$1,734
____________________
(1)In connection with the Closing, these instruments were fully converted, exercised, or assumed and reclassified to equity (see Note 3). Accordingly, there were no outstanding balances as of March 31, 2026 and December 31, 2025.

5. Fair Value Measurements
The carrying amounts of the Company’s financial instruments, including accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities and the current portion of operating lease liabilities approximate their fair value due to the short-term nature of those instruments. The Company elected the fair value option for the second lien loans. The fair value of the Company’s other borrowings approximates their carrying value, or amortized cost, due to the short-term nature of the obligations or the relevant prevailing market rate of interest.
The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$33,320	$—	$—	$33,320
U.S. Treasury securities	—	69,908	—	69,908
Total assets measured at fair value	$33,320	$69,908	$—	$103,228
Liabilities
Common stock warrants
PIPE Warrants	$—	$—	$110,881	$110,881
NRA Warrants	—	—	47,465	47,465
Second lien loan	—	—	10,872	10,872
Total liabilities measured at fair value	$—	$—	$169,218	$169,218

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$9,439	$—	$—	$9,439
Total assets measured at fair value	$9,439	$—	$—	$9,439
Liabilities
SAFEs	$—	$—	$59,301	$59,301
Redeemable convertible preferred stock warrant liabilities	—	—	1,619	1,619
Total liabilities measured at fair value	$—	$—	$60,920	$60,920
All of the Company’s money market funds and U.S. Treasury securities are highly liquid and actively traded marketable securities that generally transact at a stable $1.00 net asset value representing its estimated fair value.
The Company measures its warrant liabilities (see Note 11), second lien loans (see Note 8), and SAFEs (see Note 9) at fair value based on significant inputs not observable in the market and therefore represent Level 3 inputs.
The valuations of the warrant liabilities, second lien loans, and future equity obligations use assumptions and estimates the Company believes would be made by a market participant in making the same valuation. Changes in the fair value of these instruments were recognized in other (expenses) income in the Company’s consolidated statements of operations and comprehensive loss.
Warrant Liabilities - PIPE Warrants and NRA Warrants
The Company determined the fair value of each of its PIPE Warrants and NRA Warrants using a Monte Carlo simulation model, applying the following key assumptions for the period from the issuance date of September 24, 2025 to December 31, 2025: a risk-free rate of 3.8% and volatility of 55.0%. Upon issuance, the fair values of the PIPE Warrants and NRA Warrants were recorded under loss on issuance of equity instruments in the consolidated statements of operations and comprehensive loss. Subsequent changes in the fair value were recorded under change in fair value of common stock warrants in the consolidated statements of operations and comprehensive loss.
Second Lien Loans
At the Closing, all then outstanding second lien loans, excluding the $10.0 million SAFE from an affiliate of AACT that was exchanged for a second lien loan, were converted into Kodiak common stock (see Note 8). Immediately prior to such conversion, the aggregate principal amount of the second lien loans that converted was $43.9 million and had an estimated fair value of $67.4 million, which was determined based on the opening price of the Company’s common stock on the first day of trading following the consummation of the Merger.
The Company determined the fair value of the outstanding second lien loans with a principal amount of $10.0 million using a pay-off-to-maturity method, with an implied discount rate of 23.7% as the key valuation assumption for the period from exchanged to December 31, 2025.
Simple Agreements for Future Equity
At the Closing, all outstanding SAFEs were converted into shares of Kodiak common stock (see Note 9). Immediately prior to such conversion, the SAFE obligations were remeasured to a fair value of $263.0 million, which was determined based on the opening price of the Company’s common stock on the first day of trading following the consummation of the Merger. Accordingly, no SAFEs remained outstanding as of December 31, 2025.
Legacy Kodiak Warrant Liabilities - Redeemable Convertible Preferred Stock Warrants
At the Closing, certain redeemable convertible preferred stock warrants were automatically net exercised (see Note 11). The remaining outstanding redeemable convertible preferred stock warrants were assumed by Kodiak to become warrants to purchase shares of its common stock, which were remeasured to fair value on the Closing Date and reclassified to equity as they met the conditions for equity classification (see Note 13). The Company determined the fair value of its redeemable convertible preferred stock warrants as of the Closing Date by using a Black-Scholes option-pricing model with key assumptions as follows: exercise price range of $0.01 to $3.54, expected term range of 0.0 years to 4.8 years, risk-free rate range of 3.6% to 3.9%, and volatility of 55.0%.
Fair Value Remeasurement
The following table summarizes changes in the estimated fair values of these liabilities (in thousands):

	PIPE Warrants	Non-Redemption Warrants	Second Lien Loans	SAFE	Legacy Kodiak Redeemable Convertible Preferred Stock Warrants
Balance as of December 31, 2023	$—	$—	$—	$10,000	$2,045
Issuance during the year	—	—	—	45,192	—
Fair value remeasurement	—	—	—	4,109	(426)
Balance as of December 31, 2024	—	—	—	59,301	1,619
Issuance during the year	86,359	36,968	43,865	23,660	—
Exchange of SAFE for second lien loan	—	—	10,000	(10,000)	—
Reclassification of Assumed Kodiak Warrants	—	—	—	—	(3,842)
Fair value remeasurement	24,522	10,497	24,387	190,075	7,272
Settlement via conversion or exercise	—	—	(67,380)	(263,036)	(5,049)
Balance as of December 31, 2025	$110,881	$47,465	$10,872	$—	$—